Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash	€ 911,015	€ 925,134
Securities and time deposits	362,772	556,521
Cash and cash equivalents	1,273,787	1,481,655	€ 1,081,539	€ 1,007,723
Restricted cash	€ 22,835	€ 25,573